Cover	Oct. 28, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 28, 2021, the Registrant issued a press release announcing its third quarter 2021 earnings and furnished a copy on Form 8-K. The Registrant is filing this Form 8-K/A to properly list the Registrant’s securities registered under Section 12(b) of the Securities Act of 1933, as amended. No changes have been made in the text of the Form 8-K or in the press release furnished as an exhibit.
Document Period End Date	Oct. 28, 2021
Entity File Number	000-11486
Entity Registrant Name	CONNECTONE BANCORP, INC.
Entity Central Index Key	0000712771
Entity Tax Identification Number	52-1273725
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	301 Sylvan Avenue
Entity Address, City or Town	Englewood Cliffs
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07632
City Area Code	844
Local Phone Number	266-2548
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	CNOB
Security Exchange Name	NASDAQ
Depositary Shareseachrepresentinga 140thinterestinashareof 5. 25 Series A Non Cumulativeperpetualpreferredstock [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of 5.25% Series A Non-Cumulative, perpetual preferred stock)
Trading Symbol	CNOBP
Security Exchange Name	NASDAQ